Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000082229
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Opportunities Fund, Institutional Class
C000082230
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Opportunities Fund, Investor Class
Without Sales Load [Member] | C000082229
Average Annual Return [Line Items]
Average Annual Return, Percent	26.99%		10.16%	5.58%
Without Sales Load [Member] | C000082230
Average Annual Return [Line Items]
Average Annual Return, Percent	26.66%		9.88%	5.33%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent	25.35%		7.59%	5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent	25.35%		7.59%	5.22%
MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return, Percent	25.96%		8.10%	5.72%
MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return, Percent	25.96%		8.10%	5.72%